Note 3 - Summary of Significant Accounting Policy - Significant Exchange Rates (Details)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Canadian Dollars spent in Canada and Cuba [member]
Statement Line Items [Line Items]
Closing rate		4.0791	3.1019	2.8431
Average rate		3.8119	2.9651	2.8092
Dominican Pesos spent in the Dominican Republic [member]
Statement Line Items [Line Items]
Closing rate		0.0891	0.0761	0.077
Average rate		0.0907	0.0769	0.0734
US Dollars spent in Panama and Cuba [member]
Statement Line Items [Line Items]
Closing rate	[1]	5.1967	4.0307	3.8748
Average rate	[1]	5.1331	3.941	3.6348
Quetzal spent in Guatemala [member]
Statement Line Items [Line Items]
Closing rate		0.67	0.5245	0.5001
Average rate		0.6641	0.512	0.4837
Argentinean Peso spent in Argentina [member]
Statement Line Items [Line Items]
Closing rate		0.0618	0.0673	0.1025
Average rate		0.0736	0.0835	0.1371
Bolivian Peso spent in Bolivia [member]
Statement Line Items [Line Items]
Closing rate		0.7467	0.5791	0.5567
Average rate		0.7375	0.5666	0.5222
Guarani spent in Paraguai [member]
Statement Line Items [Line Items]
Closing rate		0.0007	0.0006	0.0007
Average rate		0.0008	0.0006	0.0006
Uruguayan Peso spent in Uruguay [member]
Statement Line Items [Line Items]
Closing rate		0.1227	0.108	0.1196
Average rate		0.1242	0.1118	0.1181
Chilean Peso spent in Chile [member]
Statement Line Items [Line Items]
Closing rate		0.0073	0.0054	0.0056
Average rate		0.0065	0.0056	0.0057
Barbadian Dollar spent in Barbados [member]
Statement Line Items [Line Items]
Closing rate		2.5618	1.987	1.9101
Average rate		2.5304	1.9427	1.7918

[1]	The functional currency of Cuba, the Cuban convertible peso ("CUC"), has a fixed parity with the dollar ("USD") at balance sheet date.